Finance Income and Finance Expense (Details) - Schedule of Finance Income and Finance Expense - CHF (SFr)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Finance Income and Finance Expense [Abstract]
Interest income	SFr 240
Net foreign exchange gain		58,293
Revaluation gain from derivative financial instrument		450,850
Gain on modification of financial instruments	36,778
Total finance income	37,018	509,143
Interest expense (incl. bank charges)	532,980	376,848
Net foreign exchange loss	116,477
Revaluation loss from derivative financial instrument	204,344
Loss on derecognition of financial instruments	7,317
Transaction Costs		1,137
Total finance expense	861,118	377,985
Finance income/(expense), net	SFr (824,100)	SFr 131,158